Summary of Significant Accounting Policies - Treated Water Outsourcing (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Subsidiary or Equity Method Investee [Line Items]
Current assets (includes cash of $3,304 and $1,907)	$ 565,560				$ 512,240				$ 565,560	$ 512,240
Property, plant and equipment	320,023				280,043				320,023	280,043
Goodwill	411,346				321,913				411,346	321,913	$ 267,643
Other non-current assets	23,842				22,399				23,842	22,399
Total liabilities	(1,301,601)				(1,256,734)				(1,301,601)	(1,256,734)
Total revenues	366,326	$ 342,475	$ 333,690	$ 297,051	356,508	$ 311,143	$ 299,901	$ 279,872	1,339,541	1,247,424	1,137,196
Total operating expenses									(345,702)	(332,048)	(302,876)
Income from operations									152,706	147,090	106,444
Treated Water Outsourcing [Member]
Subsidiary or Equity Method Investee [Line Items]
Current assets (includes cash of $3,304 and $1,907)	5,486				12,006				5,486	12,006
Cash	3,304				1,907				3,304	1,907
Property, plant and equipment	4,441				6,107				4,441	6,107
Goodwill	2,206				2,206				2,206	2,206
Other non-current assets	3				2,735				3	2,735
Total liabilities	$ (3,608)				$ (12,781)				(3,608)	(12,781)
Total revenues									15,526	22,039	16,351
Total operating expenses									(12,996)	(14,835)	(13,384)
Income from operations									$ 2,530	$ 7,204	$ 2,967